Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
7.	INCOME TAXES

Income taxes / provision for PILs differs from the amount that would have been recorded using the combined Canadian federal and Ontario statutory income tax rate. The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of dollars)	2016	2015
Income taxes / provision for PILs at statutory rate	231	216

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(53)	(37)
Pension contributions in excess of pension expense	(16)	(25)
Overheads capitalized for accounting but deducted for tax purposes	(16)	(15)
Interest capitalized for accounting but deducted for tax purposes	(14)	(13)
Environmental expenditures	(5)	(5)
Other	5	(6)

Net temporary differences	(99)	(101)
Net tax benefit resulting from transition from PILs Regime to Federal Tax Regime	—	(9)
Hydro One Brampton spin-off	—	7
Net permanent differences	3	1

Total income taxes / provision for PILs	135	114

The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2016	2015
Current income taxes / provision for PILs	24	2,931
Deferred income taxes / provision for (recovery of) PILs	111	(2,817)

Total income taxes / provision for PILs	135	114

Effective income tax rate	15.5%	14.0%

The provision for current income taxes / PILs is remitted to the CRA (Federal Tax Regime) and the OEFC (PILs Regime). At December 31, 2016, $13 million (2015 – $1 million) receivable from the CRA was included in other current assets and $6 million (2015 – $12 million) receivable from the OEFC was included in due from related parties on the Consolidated Balance Sheet.

In connection with Hydro One Limited’s IPO in 2015, Hydro One’s exemption from tax under the Federal Tax Regime ceased to apply. Under the PILs Regime, Hydro One was deemed to have disposed of its assets immediately before it lost its tax exempt status under the Federal Tax Regime, resulting in Hydro One making payments in lieu of tax (Departure Tax) totalling $2.6 billion. To enable Hydro One to make the Departure Tax payment, Hydro One Limited subscribed for common shares of Hydro One for $2.6 billion in 2015 (see note 21). Hydro One used the proceeds of this share subscription to pay the Departure Tax.

The 2015 total income taxes / provision for PILs included a current provision of $2,600 million and a deferred recovery of $2,798 million resulting from the transition from the PILs Regime to the Federal Tax Regime. The deferred recovery was not included in the rate-setting process. Deferred income tax balances expected to be included in the rate-setting process are offset by regulatory assets and liabilities to reflect the anticipated recovery or disposition of these balances within future electricity rates.

Deferred Income Tax Assets and Liabilities

Deferred income tax assets and liabilities arise from differences between the carrying amounts and tax basis of the Company’s assets and liabilities. At December 31, 2016 and 2015, deferred income tax assets and liabilities consisted of the following:

December 31 (millions of dollars)	2016	2015
Deferred income tax assets
Depreciation and amortization in excess of capital cost allowance	477	918
Non-depreciable capital property	271	271
Post-retirement and post-employment benefits expense in excess of cash payments	603	572
Environmental expenditures	74	75
Non-capital losses	213	62
Investment in subsidiaries	75	55
Other	30	2

	1,743	1,955
Less: valuation allowance	(352)	(326)

Total deferred income tax assets	1,391	1,629
Less: current portion	—	19

	1,391	1,610

December 31 (millions of dollars)	2016	2015
Deferred income tax liabilities
Regulatory amounts that are not recognized for tax purposes	(153)	(153)
Goodwill	(10)	(10)
Capital cost allowance in excess of depreciation and amortization	(64)	(42)
Other	(11)	(1)

Total deferred income tax liabilities	(238)	(206)
Less: current portion	—	—

	(238)	(206)

Net deferred income tax assets	1,153	1,423

The net deferred income tax assets are presented on the Consolidated Balance Sheets as follows:

December 31 (millions of dollars)	2016	2015
Current:
Other current assets	—	19
Long-term:
Deferred income tax assets	1,213	1,610
Deferred income tax liabilities	(60)	(206)

Net deferred income tax assets	1,153	1,423

The valuation allowance for deferred tax assets as at December 31, 2016 was $352 million (2015 – $326 million). The valuation allowance primarily relates to temporary differences for non-depreciable assets and investments in subsidiaries. As of December 31, 2016, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2016	2015
2034	2	2
2035	221	232
2036	579	—

Total losses	802	234